UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks rose for the fourth year in a row, though returns were the lowest of the last four years. Investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. Aggressive central bank stimulus measures continued to support markets in Europe and Japan, while the U.S. gradually stepped back from accommodative policies. Emerging markets stocks generally lagged their developed-market counterparts by a wide margin. Mergers-and-acquisitions activity reached a record high, fueled by cheap financing. Defensive stocks outpaced economically sensitive sectors. Health care and consumer staples stocks rallied, while energy and materials stocks plummeted amid falling prices for oil and other commodities. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for tighter monetary policy in the years ahead. The U.S. dollar rose against the euro and most other currencies.
For the 12 month period ended December 31, 2015, the Great-West International Index Fund (Initial Class shares) returned -1.08% net of fees. The MSCI EAFE® Index returned -0.81%, lagging behind the U.S. market when compared to the S&P 500® Index with a total return of 1.38%. European stocks rose, supported by a declining euro and aggressive stimulus measures from the European Central Bank. The euro tumbled to multiyear lows against the U.S. dollar, boosting European exports and sending consumer-related stocks higher. An easing of the long-running debt crisis in Greece also helped to allay investor fears of a Eurozone break up. Italy and the Netherlands were the best performers in the Eurozone, with each rising over 13%, with France, 11.3%, and Germany, 9.3%, also producing strong gains. Japan rose 9.9%, boosted by its large scale quantitative easing program, shareholder-friendly corporate actions, and a persistently weak yen. Equities rose sharply over the first half of 2015 and the Nikkei 225 reached its highest level in more than 18 years. After falling in the summer global selloff, stocks rebounded with a strong fourth quarter. The best performers on a local basis were Denmark, 37.8%, and Ireland, 29.8%, while underperformers included Canada, -9.0%, Spain, -6.0%, and the U.K., returning -2.2%.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 13, 2011 through December 31, 2011.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-9.35%
Initial Class	-1.08%	N/A	2.47%
(a) Initial Class inception date was January 13, 2011.
(b) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.59%
Financial	24.45
Consumer, Cyclical	12.71
Industrial	11.22
Communications	7.24
Basic Materials	5.30
Energy	4.46
Utilities	3.55
Technology	2.72
Diversified	0.27
Short Term Investments	3.49
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 933.60	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.82
Initial Class
Actual	$1,000.00	$ 931.40	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
*	Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.33%
19,222	Air Liquide SA(a)	$ 2,158,001
9,000	Air Water Inc	144,749
13,685	Akzo Nobel NV(a)	914,418
161,468	Alumina Ltd	134,751
80,166	Anglo American PLC	351,649
20,355	Antofagasta PLC	139,989
52,993	ArcelorMittal (b)	223,589
3,645	Arkema SA	255,146
69,000	Asahi Kasei Corp	466,585
51,390	BASF SE(c)	3,914,812
179,610	BHP Billiton Ltd	2,311,497
117,979	BHP Billiton PLC	1,315,515
14,840	Boliden AB	248,632
8,444	Brenntag AG(a)	440,000
7,378	Croda International PLC	330,464
16,600	Daicel Corp	247,040
426	EMS-Chemie Holding AG	187,481
7,175	Evonik Industries AG	237,329
83,723	Fortescue Metals Group Ltd(b)	112,669
10,560	Fresnillo PLC	109,717
3,553	Fuchs Petrolub SE	167,299
511	Givaudan SA(a)	927,446
697,240	Glencore PLC	923,376
5,700	Hitachi Chemical Co Ltd(c)	90,429
13,100	Hitachi Metals Ltd	161,631
27,123	Iluka Resources Ltd	119,976
100,633	Incitec Pivot Ltd	287,552
28,808	Israel Chemicals Ltd	116,940
28,500	JFE Holdings Inc	447,518
11,207	Johnson Matthey PLC	438,232
11,000	JSR Corp	171,428
10,505	K+S AG(b)	267,786
16,000	Kaneka Corp	166,308
12,000	Kansai Paint Co Ltd	181,893
170,000	Kobe Steel Ltd	184,708
9,898	Koninklijke DSM NV	496,342
19,000	Kuraray Co Ltd	230,143
5,137	LANXESS AG	236,392
10,371	Linde AG(a)	1,498,187
3,075	Lonza Group AG	500,102
72,800	Mitsubishi Chemical Holdings Corp	461,896
20,000	Mitsubishi Gas Chemical Co Inc	102,270
64,000	Mitsubishi Materials Corp	201,578
42,000	Mitsui Chemicals Inc	186,270
42,241	Newcrest Mining Ltd(c)	399,693
8,900	Nippon Paint Holdings Co Ltd	215,398
42,174	Nippon Steel & Sumitomo Metal Corp	834,301
9,000	Nitto Denko Corp	657,051
79,383	Norsk Hydro ASA	295,075
13,044	Novozymes A/S Class B	624,532
4,847	OCI (c)	119,681
48,000	Oji Holdings Corp	192,912
5,120	Randgold Resources Ltd	315,352
24,243	Rio Tinto Ltd	784,006
70,709	Rio Tinto PLC(a)	2,058,204
22,900	Shin-Etsu Chemical Co Ltd(a)	1,244,978
Shares		Fair Value
Basic Materials — (continued)
4,316	Solvay SA	$ 460,645
271,660	South32 Ltd(c)	208,689
29,808	Stora Enso OYJ Class R	269,530
86,000	Sumitomo Chemical Co Ltd	493,906
29,000	Sumitomo Metal Mining Co Ltd	352,029
6,760	Symrise AG(a)	447,504
5,190	Syngenta AG(a)	2,031,382
8,000	Taiyo Nippon Sanso Corp	72,350
50,000	Teijin Ltd	170,393
21,380	ThyssenKrupp AG	423,826
84,000	Toray Industries Inc	780,572
5,792	Umicore SA	242,896
29,138	UPM-Kymmene OYJ	540,959
6,258	Voestalpine AG	191,422
9,831	Yara International ASA	422,814
		37,659,835
Communications — 7.29%
153,561	Alcatel-Lucent (c)	609,124
20,838	Altice SA Class A(c)	299,387
4,400	Altice SA Class B(c)	64,132
37,777	Auto Trader Group PLC(c)(d)	246,053
2,152	Axel Springer SE	119,674
114,711	Bezeq The Israeli Telecommunication Corp Ltd	252,520
467,917	BT Group PLC	3,248,693
12,400	Dentsu Inc	678,431
180,010	Deutsche Telekom AG	3,233,114
7,919	Elisa OYJ	297,953
9,438	Eutelsat Communications SA	282,579
13,800	Hakuhodo DY Holdings Inc	149,310
1,200	Hikari Tsushin Inc	81,720
149,900	HKT Trust & HKT Ltd	191,484
1,532	Iliad SA	365,197
24,657	Inmarsat PLC	413,000
219,015	ITV PLC	891,370
4,510	JCDecaux SA	172,891
1,260	Kabel Deutschland Holding AG	155,692
8,500	Kakaku.com Inc	167,192
97,700	KDDI Corp(a)(e)	2,537,288
183,538	Koninklijke KPN NV	694,211
7,247	Lagardere SCA	216,262
10,100	M3 Inc(c)	209,415
3,685	Millicom International Cellular SA	211,446
2,600	Mixi Inc	97,249
3,361	NICE-Systems Ltd	193,122
41,900	Nippon Telegraph & Telephone Corp(e)	1,667,541
205,217	Nokia OYJ(c)	1,451,820
79,800	NTT DOCOMO Inc(e)	1,636,826
5,410	Numericable-SFR	196,535
110,938	Orange SA	1,855,529
262,000	PCCW Ltd	153,154
46,914	Pearson PLC	506,820
11,922	ProSiebenSat.1 Media AG(a)	601,484
8,241	Proximus	268,171
10,791	Publicis Groupe SA	717,555
53,300	Rakuten Inc(c)	613,896
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Communications — (continued)
2,296	RTL Group SA	$ 191,202
10,840	SBI Holdings Inc	116,973
3,804	Schibsted ASA Class A	125,063
4,483	Schibsted ASA Class B(c)	142,872
16,538	Seek Ltd	184,070
17,490	SES SA	484,645
87,900	Singapore Press Holdings Ltd(c)	243,640
454,100	Singapore Telecommunications Ltd(a)	1,170,790
58,957	Sky PLC(a)	965,604
53,700	SoftBank Group Corp(e)	2,710,261
111,911	Spark New Zealand Ltd	251,985
27,000	StarHub Ltd	70,264
1,483	Swisscom AG	742,100
45,044	TDC A/S(a)	224,276
19,729	Tele2 AB Class B	196,747
352,465	Telecom Italia RNC	361,747
648,426	Telecom Italia SpA(b)(c)	821,764
169,928	Telefonaktiebolaget LM Ericsson Class B(a)	1,638,328
31,222	Telefonica Deutschland Holding AG	164,687
252,153	Telefonica SA(a)	2,797,382
2,962	Telenet Group Holding NV(c)	160,080
42,913	Telenor ASA	715,298
148,570	TeliaSonera AB	737,782
244,169	Telstra Corp Ltd	992,227
15,626	TPG Telecom Ltd	111,876
6,100	Trend Micro Inc(c)	247,521
7,172	United Internet AG	394,313
64,646	Vivendi SA	1,388,413
1,483,783	Vodafone Group PLC(a)	4,810,504
17,403	Wolters Kluwer NV(c)	584,457
72,706	WPP PLC(a)	1,671,307
78,500	Yahoo Japan Corp	319,095
		51,485,113
Consumer, Cyclical — 12.54%
1,500	ABC-Mart Inc(c)	82,107
11,433	Accor SA	495,165
11,614	Adidas AG(c)	1,127,250
35,700	Aeon Co Ltd	550,051
11,100	Aisin Seiki Co Ltd	477,726
69,000	ANA Holdings Inc	199,072
30,992	Aristocrat Leisure Ltd	228,841
8,300	Asics Corp	172,204
10,100	Bandai Namco Holdings Inc	213,384
54,108	Barratt Developments PLC	498,195
18,490	Bayerische Motoren Werke AG	1,947,960
37,000	Bridgestone Corp	1,269,153
24,254	Burberry Group PLC	426,371
10,619	Carnival PLC	604,770
59,000	Cathay Pacific Airways Ltd	101,519
3,133	Christian Dior SE	532,182
29,175	Cie Financiere Richemont SA	2,088,141
10,337	Cie Generale des Etablissements Michelin	983,908
15,900	Citizen Holdings Co Ltd	114,278
Shares		Fair Value
Consumer, Cyclical — (continued)
20,000	City Developments Ltd	$ 107,592
150,924	CK Hutchison Holdings Ltd	2,028,710
92,606	Compass Group PLC(a)	1,603,341
6,137	Continental AG	1,484,609
18,854	Crown Resorts Ltd	170,406
11,800	Daihatsu Motor Co Ltd	159,182
53,880	Daimler AG	4,501,914
34,300	Daiwa House Industry Co Ltd	986,000
27,700	Denso Corp(a)	1,323,658
14,020	Deutsche Lufthansa AG(c)	220,831
53,881	Dixons Carphone PLC	396,121
7,000	Don Quijote Holdings Co Ltd	245,831
2,382	Dufry AG(c)	283,416
8,884	Easy Jet PLC(c)	227,718
12,910	Electrolux AB Class B	311,485
3,400	FamilyMart Co Ltd	158,219
3,000	Fast Retailing Co Ltd	1,049,435
51,537	Fiat Chrysler Automobiles NV	715,742
2,598	Flight Centre Travel Group Ltd(b)	74,928
33,400	Fuji Heavy Industries Ltd	1,375,956
135,000	Galaxy Entertainment Group Ltd	422,998
333,800	Genting Singapore PLC	180,111
87,756	GKN PLC	398,098
30,758	Harvey Norman Holdings Ltd(c)	92,979
53,040	Hennes & Mauritz AB Class B(a)	1,886,648
1,518	Hermes International(a)	513,125
13,200	Hino Motors Ltd	152,558
91,200	Honda Motor Co Ltd(a)(e)	2,914,893
2,000	Hoshizaki Electric Co Ltd(c)	124,331
3,668	Hugo Boss AG(c)	302,645
7,856	Iida Group Holdings Co Ltd	145,603
60,951	Inditex SA	2,093,930
12,903	InterContinental Hotels Group PLC	502,754
47,119	International Consolidated Airlines Group SA	422,339
19,600	Isetan Mitsukoshi Holdings Ltd	255,604
31,800	Isuzu Motors Ltd	342,570
90,100	ITOCHU Corp	1,065,743
13,400	J Front Retailing Co Ltd	194,804
6,200	Japan Airlines Co Ltd	221,916
5,555	Jardine Cycle & Carriage Ltd	135,804
11,700	JTEKT Corp	191,507
4,339	Kering	741,864
127,278	Kingfisher PLC	616,286
6,300	Koito Manufacturing Co Ltd(c)	258,347
3,800	Lawson Inc	308,450
318,000	Li & Fung Ltd(a)	215,059
9,679	Luxottica Group SpA	630,736
15,619	LVMH Moet Hennessy Louis Vuitton SE(a)	2,453,293
94,457	Marks & Spencer Group PLC	628,778
95,300	Marubeni Corp	489,947
12,800	Marui Group Co Ltd	208,289
29,400	Mazda Motor Corp	606,662
4,500	McDonald's Holdings Co Japan Ltd(b)(c)	97,859
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Cyclical — (continued)
4,787	Melco Crown Entertainment Ltd ADR(b)	$ 80,422
38,935	Merlin Entertainments PLC(d)	261,292
40,800	MGM China Holdings Ltd	50,709
75,700	Mitsubishi Corp	1,259,127
6,000	Mitsubishi Logistics Corp(b)(c)	79,057
34,600	Mitsubishi Motors Corp	292,735
97,200	Mitsui & Co Ltd	1,154,934
4,089	Mobileye NV(b)(c)	172,883
8,057	Next PLC	864,499
15,000	NGK Insulators Ltd	338,103
9,800	NGK Spark Plug Co Ltd	258,019
7,300	NHK Spring Co Ltd	73,192
5,900	Nintendo Co Ltd	811,310
138,700	Nissan Motor Co Ltd	1,452,292
4,100	Nitori Holdings Co Ltd	344,326
4,800	NOK Corp(c)	112,132
5,974	Nokian Renkaat OYJ	213,281
11,500	Oriental Land Co Ltd	695,709
125,600	Panasonic Corp	1,273,272
6,095	Pandora A/S	768,481
16,707	Persimmon PLC	498,183
23,709	Peugeot SA(c)	415,595
8,899	Porsche Automobil Holding SE	478,924
31,289	Qantas Airways Ltd	92,743
10,990	Renault SA	1,100,055
16,481	Rexel SA(c)	219,458
1,400	Ryohin Keikaku Co Ltd	283,516
139,600	Sands China Ltd	473,271
3,000	Sankyo Co Ltd(a)	111,983
2,900	Sanrio Co Ltd	68,131
9,900	Sega Sammy Holdings Inc	92,598
25,000	Sekisui Chemical Co Ltd	326,407
32,500	Sekisui House Ltd	546,447
62,000	Shangri-La Asia Ltd	60,368
1,200	Shimamura Co Ltd(b)	140,531
4,500	Shimano Inc	691,014
31,900	Singapore Airlines Ltd(c)	251,355
132,000	SJM Holdings Ltd(b)	93,541
5,444	Sodexo SA	531,865
70,200	Sony Corp(e)	1,725,291
16,219	Sports Direct International PLC(c)	137,712
7,500	Stanley Electric Co Ltd	164,532
61,200	Sumitomo Corp	623,954
41,100	Sumitomo Electric Industries Ltd	580,366
10,800	Sumitomo Rubber Industries Ltd	140,436
20,900	Suzuki Motor Corp	635,022
4,330	Swatch Group AG	786,979
48,670	Tabcorp Holdings Ltd	165,712
14,000	Takashimaya Co Ltd	126,077
88,891	Tatts Group Ltd	282,218
177,357	Taylor Wimpey PLC	529,927
7,100	Toho Co Ltd	196,473
3,800	Toyoda Gosei Co Ltd(c)	86,324
8,900	Toyota Industries Corp	475,913
153,100	Toyota Motor Corp(e)	9,427,748
11,800	Toyota Tsusho Corp	276,035
Shares		Fair Value
Consumer, Cyclical — (continued)
13,632	Travis Perkins PLC	$ 395,273
28,770	TUI AG	513,270
12,300	USS Co Ltd(a)	184,818
4,335	Valeo SA	668,351
2,076	Volkswagen AG	319,014
87,842	Volvo AB Class B	814,520
10,406	Whitbread PLC	674,331
49,260	William Hill PLC	287,415
14,859	Wolseley PLC	806,821
80,400	Wynn Macau Ltd	93,408
37,000	Yamada Denki Co Ltd	159,823
8,900	Yamaha Corp(a)	214,974
15,400	Yamaha Motor Co Ltd	345,196
5,500	Yokohama Rubber Co Ltd(b)	84,468
45,500	Yue Yuen Industrial Holdings Ltd	154,132
4,346	Zalando SE(c)(d)	171,919
		88,634,113
Consumer, Non-Cyclical — 24.59%
28,688	Abertis Infraestructuras SA	448,665
5,875	Actelion Ltd	816,294
9,291	Adecco SA	635,901
13,874	Aggreko PLC	186,667
32,000	Ajinomoto Co Inc	757,623
10,200	Alfresa Holdings Corp(c)	201,453
45,005	Anheuser-Busch InBev NV	5,600,778
4,716	Aryzta AG	238,577
22,200	Asahi Group Holdings Ltd	694,958
29,231	Ashtead Group PLC	480,652
20,331	Associated British Foods PLC	1,000,137
117,800	Astellas Pharma Inc(e)	1,676,973
70,704	AstraZeneca PLC	4,775,379
22,471	Atlantia SpA	594,551
13,892	Babcock International Group PLC	207,692
118	Barry Callebaut AG	128,174
46,288	Bayer AG(a)	5,780,957
5,516	Beiersdorf AG(a)	501,359
4,100	Benesse Holdings Inc	118,072
89,914	Brambles Ltd(a)	753,019
104,354	British American Tobacco PLC(a)	5,794,464
18,268	Bunzl PLC(a)	506,568
14,340	Bureau Veritas SA(a)	285,818
3,600	Calbee Inc	152,025
38,074	Capita PLC	676,875
5,855	Carlsberg A/S Class B(a)	518,704
31,469	Carrefour SA	908,188
3,081	Casino Guichard Perrachon SA	141,544
4,976	CHR Hansen Holding A/S	311,251
12,200	Chugai Pharmaceutical Co Ltd	425,251
31,459	Coca-Cola Amatil Ltd	212,126
11,187	Coca-Cola HBC AG	238,318
2,954	Cochlear Ltd	204,421
6,092	Coloplast A/S Class B	491,851
3,682	Colruyt SA	189,415
26,112	CSL Ltd	1,990,766
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
30,000	Dai Nippon Printing Co Ltd	$ 296,659
36,600	Daiichi Sankyo Co Ltd	755,413
32,897	Danone SA(a)	2,222,977
5,612	Delhaize Group	546,200
140,689	Diageo PLC(a)	3,840,889
37,679	Distribuidora Internacional de Alimentacion SA	222,235
12,602	Edenred	238,218
14,400	Eisai Co Ltd	952,571
11,443	Essilor International SA	1,426,217
54,705	Experian PLC	966,079
113,500	First Pacific Co Ltd	75,187
12,454	Fresenius Medical Care AG & Co(c)	1,046,572
21,611	Fresenius SE	1,539,408
83,765	G4S PLC	278,128
196	Galenica AG	306,652
11,301	Getinge AB Class B	296,033
272,380	GlaxoSmithKline PLC(a)	5,498,972
376,000	Golden Agri-Resources Ltd	89,813
8,218	Grifols SA(c)	379,853
93,816	Healthscope Ltd(c)	180,787
5,442	Heineken Holding NV	418,964
13,139	Heineken NV(a)	1,119,672
5,982	Henkel AG & Co KGaA	572,197
3,600	Hisamitsu Pharmaceutical Co Inc	151,138
314,100	Hutchison Port Holdings Trust	165,977
4,081	ICA Gruppen AB	148,207
53,515	Imperial Tobacco Group PLC	2,826,160
8,738	Intertek Group PLC(a)	357,315
8,753	ISS A/S	315,517
79,237	J Sainsbury PLC	301,636
61,500	Japan Tobacco Inc(a)(e)	2,257,897
15,082	Jeronimo Martins SGPS SA	196,254
28,100	Kao Corp(a)	1,444,024
8,603	Kerry Group PLC Class A	711,814
8,000	Kikkoman Corp	277,179
44,700	Kirin Holdings Co Ltd	606,898
46,797	Koninklijke Ahold NV	987,115
1,500	Kose Corp(a)(c)	138,691
13,000	Kyowa Hakko Kirin Co Ltd	204,551
63	Lindt & Sprungli AG	802,953
14,080	L'Oreal SA(a)	2,368,337
7,900	Medipal Holdings Corp	134,648
6,600	MEIJI Holdings Co Ltd	545,158
7,410	Merck KGaA(a)	717,446
10,470	Metro AG	333,548
3,300	Miraca Holdings Inc	145,205
11,600	Mitsubishi Tanabe Pharma Corp	199,852
178,374	Nestle SA(a)	13,241,639
10,000	NH Foods Ltd	195,999
10,725	Nisshin Seifun Group Inc(c)	175,188
3,700	Nissin Foods Holdings Co Ltd	196,336
127,438	Novartis AG(a)	10,962,124
109,684	Novo Nordisk A/S Class B	6,350,507
15,800	Olympus Corp	622,025
4,500	Ono Pharmaceutical Co Ltd	802,403
5,736	Orion Oyj Class B	198,457
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
44,971	Orkla ASA	$ 354,773
22,400	Otsuka Holdings Co Ltd	795,848
5,500	Park24 Co Ltd	133,251
11,843	Pernod Ricard SA(a)	1,350,635
11,808	Qiagen NV(c)	320,048
8,242	Ramsay Health Care Ltd	405,276
7,420	Randstad Holding NV(a)	462,056
35,935	Reckitt Benckiser Group PLC(a)	3,324,424
8,300	Recruit Holdings Co Ltd(c)	243,968
56,550	RELX NV	952,437
62,381	RELX PLC	1,099,234
1,453	Remy Cointreau SA	104,072
39,345	Roche Holding AG(a)	10,902,830
24,649	Ryman Healthcare Ltd(c)	143,051
54,254	SABMiller PLC(c)	3,245,313
65,890	Sanofi	5,615,292
21,900	Santen Pharmaceutical Co Ltd(a)	360,549
12,000	Secom Co Ltd(a)	813,237
18,978	Securitas AB Class B	290,191
42,100	Seven & i Holdings Co Ltd(e)	1,927,530
314	SGS SA	596,757
13,000	Shimadzu Corp	217,619
16,200	Shionogi & Co Ltd	732,730
33,070	Shire PLC	2,268,377
19,400	Shiseido Co Ltd	402,524
51,073	Smith & Nephew PLC	909,479
1,601	Societe BIC SA	263,454
3,100	Sohgo Security Services Co Ltd(c)	145,387
22,466	Sonic Healthcare Ltd	290,870
2,950	Sonova Holding AG(a)	374,808
7,400	Sumitomo Dainippon Pharma Co Ltd	87,183
7,200	Suntory Beverage & Food Ltd	315,188
3,960	Suzuken Co Ltd	150,489
33,599	Svenska Cellulosa AB SCA Class B	973,703
10,863	Swedish Match AB	383,870
7,900	Sysmex Corp	506,743
1,700	Taisho Pharmaceutical Holdings Co Ltd	120,063
44,100	Takeda Pharmaceutical Co Ltd(e)	2,198,803
377	Taro Pharmaceutical Industries Ltd(c)	58,265
28,239	Tate & Lyle PLC	248,532
16,300	Terumo Corp(a)	505,193
453,770	Tesco PLC(c)	996,731
51,109	Teva Pharmaceutical Industries Ltd	3,334,398
28,000	Toppan Printing Co Ltd	257,969
5,100	Toyo Suisan Kaisha Ltd(a)	177,748
109,553	Transurban Group	830,406
37,079	Treasury Wine Estates Ltd	222,627
6,895	UCB SA	622,367
19,700	Unicharm Corp	402,307
91,145	Unilever NV	3,972,495
71,781	Unilever PLC	3,078,334
62,756	Wesfarmers Ltd	1,891,969
352,500	WH Group Ltd(c)(d)	196,191
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,355	William Demant Holding A/S(c)	$ 129,070
99,000	Wilmar International Ltd	204,270
122,548	WM Morrison Supermarkets PLC(b)	266,839
70,651	Woolworths Ltd	1,253,524
4,900	Yakult Honsha Co Ltd	239,829
6,000	Yamazaki Baking Co Ltd(c)	134,915
		173,803,401
Diversified — 0.27%
50,854	Bollore SA(c)	236,962
9,294	Industrivarden AB Class C(c)	159,002
79,900	Keppel Corp Ltd	364,997
228,000	Noble Group Ltd(b)	63,730
79,000	NWS Holdings Ltd	117,926
32,000	Swire Pacific Ltd Class A	357,444
1,650	Wendel SA	196,227
78,300	Wharf Holdings Ltd	431,705
		1,927,993
Energy—4.48%
21,915	AMEC Foster Wheeler PLC	138,311
59,769	APA Group	376,088
190,987	BG Group PLC(a)	2,768,252
1,022,097	BP PLC	5,310,797
14,881	Caltex Australia Ltd	406,752
142,192	Eni SpA	2,112,728
20,993	Galp Energia SGPS SA	244,962
4,100	Idemitsu Kosan Co Ltd	65,465
51,900	Inpex Corp(a)	505,969
129,800	JX Holdings Inc	544,781
3,427	Koninklijke Vopak NV	147,584
12,231	Lundin Petroleum AB(c)	176,486
7,240	Neste OYJ	216,085
70,832	Oil Search Ltd	344,764
8,797	OMV AG	249,706
14,970	Petrofac Ltd	175,484
60,808	Repsol SA	669,456
218,011	Royal Dutch Shell PLC Class A	4,936,177
136,528	Royal Dutch Shell PLC Class B	3,110,610
13,282	Saipem SpA(b)(c)	107,356
89,308	Santos Ltd	237,868
10,500	Showa Shell Sekiyu KK	85,682
63,718	Statoil ASA	888,661
5,682	Technip SA	282,569
17,000	TonenGeneral Sekiyu KK	143,514
120,700	Total SA(a)	5,411,178
20,386	Transocean Ltd(b)	254,835
12,848	Vestas Wind Systems A/S	897,289
42,355	Woodside Petroleum Ltd	882,421
		31,691,830
Financial — 24.61%
52,387	3i Group PLC	371,025
55,203	Aberdeen Asset Management PLC	235,152
25,100	Acom Co Ltd(b)(c)	118,196
Shares		Fair Value
Financial — (continued)
11,594	Admiral Group PLC	$ 283,137
100,566	Aegon NV(b)	568,750
5,700	AEON Financial Service Co Ltd(b)	127,331
6,710	Aeon Mall Co Ltd	115,091
4,470	AerCap Holdings NV(c)	192,925
11,101	Ageas	515,243
674,000	AIA Group Ltd(a)	4,027,206
25,572	Allianz SE	4,507,806
169,483	AMP Ltd(b)	714,111
59,000	Aozora Bank Ltd	205,900
106,000	Ascendas REIT	169,882
66,522	Assicurazioni Generali SpA	1,215,143
10,485	ASX Ltd	322,576
160,152	Australia & New Zealand Banking Group Ltd	3,231,827
225,825	Aviva PLC	1,712,468
109,725	AXA SA	2,998,095
1,861	Azrieli Group	69,327
2,931	Baloise Holding AG	371,470
140,367	Banca Monte dei Paschi di Siena SpA(c)	185,821
356,460	Banco Bilbao Vizcaya Argentaria SA	2,604,593
1,961,008	Banco Comercial Portugues SA(c)	103,921
269,482	Banco de Sabadell SA	477,603
106,001	Banco Espirito Santo SA(c)	127
19,755	Banco Popolare SC(c)	272,232
91,425	Banco Popular Espanol SA	301,236
808,709	Banco Santander SA(c)	3,978,362
62,199	Bank Hapoalim BM	321,072
77,429	Bank Leumi Le-Israel BM(c)	268,471
62,400	Bank of East Asia Ltd	231,471
1,458,129	Bank of Ireland(a)(c)	533,905
19,000	Bank of Kyoto Ltd	176,199
20,476	Bank of Queensland Ltd	206,554
62,000	Bank of Yokohama Ltd	380,035
268,030	Bankia SA	311,913
39,759	Bankinter SA	281,945
937,075	Barclays PLC(a)	3,015,557
23,011	Bendigo & Adelaide Bank Ltd	199,041
59,244	BNP Paribas SA	3,351,885
212,000	BOC Hong Kong Holdings Ltd	645,121
55,558	British Land Co PLC REIT	642,449
142,699	CaixaBank SA(b)	496,682
110,000	CapitaLand Commercial Trust REIT	104,366
137,800	CapitaLand Ltd	323,898
125,000	CapitaLand Mall Trust REIT(c)	169,611
28,667	Challenger Ltd(c)	180,670
153,924	Cheung Kong Property Holdings Ltd	995,732
38,000	Chiba Bank Ltd(a)(c)	269,657
8,200	Chugoku Bank Ltd	109,419
9,823	CNP Assurances	132,506
57,824	Commerzbank AG(c)	596,665
95,055	Commonwealth Bank of Australia	5,876,714
59,025	Credit Agricole SA	695,563
8,600	Credit Saison Co Ltd	169,439
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
100,345	Credit Suisse Group AG	$ 2,161,628
61,500	Dai-ichi Life Insurance Co Ltd	1,023,218
3,900	Daito Trust Construction Co Ltd	450,491
95,000	Daiwa Securities Group Inc(a)	580,801
40,204	Danske Bank A/S	1,078,766
100,100	DBS Group Holdings Ltd(a)	1,173,122
256	Delek Group Ltd	51,265
26,624	Deutsche Annington Immobilien SE(a)	822,502
77,079	Deutsche Bank AG	1,871,848
10,707	Deutsche Boerse AG	941,163
18,378	Deutsche Wohnen AG(a)	508,188
53,197	Dexus Property Group REIT	288,549
75,373	Direct Line Insurance Group PLC	451,464
55,920	DNB ASA(a)	689,003
15,281	Erste Group Bank AG(c)	478,146
1,980	Eurazeo SA	136,559
5,036	EXOR SpA	228,569
1,596	Fonciere Des Regions REIT	142,749
43,000	Fukuoka Financial Group Inc	213,221
2,056	Gecina SA(c)	249,952
10,169	Gjensidige Forsikring ASA	162,756
185,600	Global Logistic Properties Ltd	280,286
96,007	Goodman Group REIT	435,050
97,452	GPT Group REIT	337,495
4,313	Groupe Bruxelles Lambert SA	369,054
20,000	Gunma Bank Ltd	116,285
25,000	Hachijuni Bank Ltd(a)(c)	153,000
42,053	Hammerson PLC REIT	371,456
120,000	Hang Lung Properties Ltd	271,903
43,700	Hang Seng Bank Ltd	828,262
3,323	Hannover Rueck SE	379,454
15,328	Hargreaves Lansdown PLC	340,067
61,204	Henderson Land Development Co Ltd	373,345
31,000	Hiroshima Bank Ltd	176,197
65,000	Hokuhoku Financial Group Inc(c)	132,505
62,500	Hong Kong Exchanges & Clearing(c)	1,592,174
29,600	Hongkong Land Holdings Ltd	206,690
1,092,803	HSBC Holdings PLC(a)	8,625,266
18,300	Hulic Co Ltd(c)	160,684
40,000	Hysan Development Co Ltd	163,427
1,695	ICADE REIT	113,769
33,544	ICAP PLC	251,538
216,281	ING Groep NV	2,926,305
135,578	Insurance Australia Group Ltd(c)	544,482
47,204	Intesa Sanpaolo RNC(c)	144,197
708,639	Intesa Sanpaolo SpA	2,353,403
55,495	Intu Properties PLC REIT	259,188
30,252	Investec PLC	213,264
12,939	Investment AB Kinnevik Class B	398,538
26,015	Investor AB Class B	956,056
14,100	Iyo Bank Ltd	136,991
30,000	Japan Exchange Group Inc	468,953
22,700	Japan Post Bank Co Ltd(c)	330,505
Shares		Fair Value
Financial — (continued)
25,200	Japan Post Holdings Co Ltd(c)	$ 391,015
48	Japan Prime Realty Investment Corp REIT	163,916
77	Japan Real Estate Investment Corp REIT	373,660
137	Japan Retail Fund Investment Corp REIT	263,571
34,000	Joyo Bank Ltd(a)	160,781
12,889	Julius Baer Group Ltd(a)	623,533
14,316	KBC Groep NV(a)	895,129
33,000	Kerry Properties Ltd	89,805
12,330	Klepierre REIT	548,069
20,000	Kyushu Financial Group Inc(b)(c)	140,938
45,179	Land Securities Group PLC REIT	782,519
338,419	Legal & General Group PLC	1,334,878
131,000	Link REIT	781,007
3,194,260	Lloyds Banking Group PLC	3,436,557
16,963	London Stock Exchange Group PLC	686,044
16,653	Macquarie Group Ltd	996,230
54,315	Mapfre SA	135,960
156,589	Medibank Private Ltd	244,171
30,901	Mediobanca SpA	296,220
60,273	Melrose Industries PLC	258,089
222,269	Mirvac Group REIT	318,186
71,000	Mitsubishi Estate Co Ltd(e)	1,476,327
713,600	Mitsubishi UFJ Financial Group Inc(e)	4,420,216
24,600	Mitsubishi UFJ Lease & Finance Co Ltd	126,597
53,000	Mitsui Fudosan Co Ltd	1,330,188
8,477	Mizrahi Tefahot Bank Ltd(c)	101,245
1,307,900	Mizuho Financial Group Inc(e)	2,615,801
29,000	MS&AD Insurance Group Holdings Inc	850,416
9,317	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,856,302
146,266	National Australia Bank Ltd	3,191,784
54,551	Natixis SA	308,602
295,000	New World Development Co Ltd	289,672
76	Nippon Building Fund Inc REIT	363,170
74	Nippon Prologis REIT Inc	133,861
13,498	NN Group NV	476,251
206,800	Nomura Holdings Inc	1,151,887
6,400	Nomura Real Estate Holdings Inc	118,734
200	Nomura Real Estate Master Fund Inc REIT(c)	248,596
169,652	Nordea Bank AB(c)	1,861,381
8,200	NTT Urban Development Corp	78,788
272,987	Old Mutual PLC	717,739
73,500	ORIX Corp	1,031,092
170,766	Oversea-Chinese Banking Corp Ltd	1,055,748
1,445	Pargesa Holding SA	91,289
936	Partners Group Holding AG	336,618
10,353	Platinum Asset Management Ltd	60,497
7,568	Provident Financial PLC	375,132
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
143,800	Prudential PLC(a)	$ 3,238,702
78,390	QBE Insurance Group Ltd	712,969
7,232	Raiffeisen Bank International AG(b)(c)	105,987
2,402	REA Group Ltd	95,571
126,600	Resona Holdings Inc	614,800
193,188	Royal Bank of Scotland Group PLC(a)(c)	858,454
54,902	RSA Insurance Group PLC	344,505
25,460	Sampo OYJ Class A	1,292,923
304,377	Scentre Group REIT	923,218
7,275	Schroders PLC	318,532
8,491	SCOR SE	317,716
44,792	Segro PLC REIT	283,401
6,400	Seibu Holdings Inc	130,703
36,500	Seven Bank Ltd	160,071
100,000	Shinsei Bank Ltd	184,029
31,000	Shizuoka Bank Ltd(c)	300,639
47,700	Singapore Exchange Ltd	257,982
178,800	Sino Land Co Ltd	260,468
86,696	Skandinaviska Enskilda Banken AB	911,739
40,520	Societe Generale SA Class A	1,867,259
19,050	Sompo Japan Nipponkoa Holdings Inc	625,501
8,900	Sony Financial Holdings Inc(a)	159,197
30,444	St James's Place PLC	450,786
182,700	Standard Chartered PLC(a)	1,515,630
112,872	Standard Life PLC	646,201
129,714	Stockland (c)	385,053
71,200	Sumitomo Mitsui Financial Group Inc(a)(e)	2,687,163
189,860	Sumitomo Mitsui Trust Holdings Inc	719,063
20,000	Sumitomo Realty & Development Co Ltd	570,854
98,000	Sun Hung Kai Properties Ltd	1,177,919
73,785	Suncorp Group Ltd	647,831
123,000	Suntec REIT	133,956
11,100	Suruga Bank Ltd	228,755
85,270	Svenska Handelsbanken AB Class A(a)	1,132,512
51,597	Swedbank AB Class A	1,136,351
66,000	Swire Properties Ltd	189,772
1,758	Swiss Life Holding AG	473,517
3,901	Swiss Prime Site AG	304,656
19,665	Swiss Re AG	1,920,608
31,000	T&D Holdings Inc	409,000
38,000	Tokio Marine Holdings Inc	1,467,736
13,000	Tokyo Tatemono Co Ltd	141,490
31,400	Tokyu Fudosan Holdings Corp	196,811
6,902	Tryg A/S	137,154
204,323	UBS Group AG(a)	3,963,758
5,495	Unibail-Rodamco SE REIT	1,395,359
267,181	UniCredit SpA(a)	1,477,169
52,506	Unione di Banche Italiane SCpA	350,818
68,421	UnipolSai SpA	174,071
73,700	United Overseas Bank Ltd	1,016,088
162	United Urban Investment Corp REIT	219,924
Shares		Fair Value
Financial — (continued)
30,500	UOL Group Ltd(c)	$ 133,671
196,229	Vicinity Centres REIT	398,084
112,918	Westfield Corp REIT	776,865
185,386	Westpac Banking Corp	4,493,706
50,000	Wheelock & Co Ltd	209,809
10,000	Yamaguchi Financial Group Inc(b)	118,472
8,400	Zurich Insurance Group AG(a)	2,157,960
		173,907,994
Industrial — 11.29%
122,875	ABB Ltd	2,193,026
10,647	ACS Actividades de Construccion y Servicios SA	311,506
3,900	Aena SA(c)(d)	446,588
1,676	Aeroports de Paris(c)	195,035
32,993	Airbus Group SE	2,223,324
15,621	Alfa Laval AB	285,178
10,100	Alps Electric Co Ltd	273,892
12,602	Alstom SA(b)(c)	384,929
21,500	Amada Holdings Co Ltd	205,168
68,565	Amcor Ltd	666,124
4,766	Andritz AG	231,954
223	AP Moeller - Maersk A/S Class A	287,160
388	AP Moeller - Maersk A/S Class B	506,070
51,000	Asahi Glass Co Ltd	292,171
35,536	Asciano Ltd	225,927
55,641	Assa Abloy AB Class B	1,164,717
38,341	Atlas Copco AB Class A	940,306
22,536	Atlas Copco AB Class B	518,112
48,826	Auckland International Airport Ltd	191,549
116,347	Aurizon Holdings Ltd	369,354
180,261	BAE Systems PLC	1,326,917
45,227	Boral Ltd	193,370
4,913	Boskalis Westminster NV	200,413
11,676	Bouygues SA	462,963
12,200	Brother Industries Ltd	140,151
10,600	Casio Computer Co Ltd	247,794
8,200	Central Japan Railway Co	1,455,778
35,000	Cheung Kong Infrastructure Holdings Ltd	323,361
27,206	Cie de Saint-Gobain	1,178,986
4,727	CIMIC Group Ltd	82,920
50,717	CNH Industrial NV	347,360
67,167	Cobham PLC(a)	280,384
112,000	ComfortDelGro Corp Ltd	239,823
46,761	CRH PLC	1,348,545
13,400	Daikin Industries Ltd	975,811
54,088	Deutsche Post AG	1,512,190
10,648	DSV A/S	419,144
18,700	East Japan Railway Co(e)	1,760,903
11,000	FANUC Corp(a)(e)	1,895,189
24,728	Ferrovial SA(c)	559,183
23,757	Finmeccanica SpA(c)	330,325
38,043	Fletcher Building Ltd	190,651
2,391	Fraport AG Frankfurt Airport Services Worldwide	152,480
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Industrial — (continued)
32,000	Fuji Electric Co Ltd	$ 134,204
26,400	FUJIFILM Holdings Corp	1,101,738
10,651	GEA Group AG(a)(c)	430,312
2,166	Geberit AG(a)	733,630
27,268	Groupe Eurotunnel SE	339,245
7,400	Hamamatsu Photonics KK(b)	202,873
67,000	Hankyu Hanshin Holdings Inc(c)	435,493
7,672	HeidelbergCement AG	625,252
14,945	Hexagon AB Class B	552,858
1,680	Hirose Electric Co Ltd(a)(c)	203,401
5,100	Hitachi Construction Machinery Co Ltd	79,317
3,200	Hitachi High-Technologies Corp	86,538
270,000	Hitachi Ltd(e)	1,529,921
23,777	Holcim Ltd	1,190,629
23,300	Hoya Corp(a)	952,797
24,059	Husqvarna AB Class B	158,775
75,000	IHI Corp	207,037
2,215	Imerys SA	154,722
14,901	IMI PLC(a)	188,974
24,927	James Hardie Industries PLC	314,277
2,100	Japan Airport Terminal Co Ltd	92,965
11,000	JGC Corp	168,368
47,000	Kajima Corp	279,718
11,000	Kamigumi Co Ltd	94,708
83,000	Kawasaki Heavy Industries Ltd	307,091
27,000	Keihan Electric Railway Co Ltd(c)	180,826
26,000	Keikyu Corp	214,844
32,000	Keio Corp(c)	276,343
16,000	Keisei Electric Railway Co Ltd(c)	204,132
2,590	Keyence Corp	1,423,477
98,000	Kintetsu Group Holdings Co Ltd	398,447
52,800	Komatsu Ltd	863,937
19,285	Kone OYJ Class B	816,552
25,500	Konica Minolta Inc	255,387
53,226	Koninklijke Philips NV(c)	1,358,562
64,000	Kubota Corp	988,714
2,875	Kuehne + Nagel International AG(a)	393,873
5,800	Kurita Water Industries Ltd	121,460
18,300	Kyocera Corp(a)	849,862
15,205	Legrand SA(a)	860,080
29,634	Lend Lease Group	305,750
15,600	LIXIL Group Corp	346,471
2,600	Mabuchi Motor Co Ltd	140,907
6,500	Makita Corp	374,573
1,742	MAN SE Class A	175,058
3,000	Maruichi Steel Tube Ltd	88,565
46,169	Meggitt PLC	254,844
6,352	Metso OYJ	142,287
19,000	Minebea Co Ltd	162,677
110,000	Mitsubishi Electric Corp	1,154,653
168,000	Mitsubishi Heavy Industries Ltd	734,580
71,000	Mitsui OSK Lines Ltd	179,082
20,087	Mondi PLC(c)	393,427
84,500	MTR Corp Ltd	417,245
Shares		Fair Value
Industrial — (continued)
11,300	Murata Manufacturing Co Ltd(e)	$ 1,625,859
6,000	Nabtesco Corp	121,891
50,000	Nagoya Railroad Co Ltd	208,106
151,000	NEC Corp	478,447
12,600	Nidec Corp	913,701
19,000	Nikon Corp	254,476
26,000	Nippon Electric Glass Co Ltd	131,044
44,000	Nippon Express Co Ltd	206,766
98,000	Nippon Yusen KK	237,522
25,000	NSK Ltd	271,648
38,000	Obayashi Corp	350,634
37,000	Odakyu Electric Railway Co Ltd	398,372
11,400	Omron Corp	380,155
20,251	Orica Ltd(a)	226,886
4,890	OSRAM Licht AG	204,300
10,569	Prysmian SpA	230,925
41,327	Rexam PLC	368,314
2,300	Rinnai Corp	203,788
102,096	Rolls-Royce Holdings PLC(a)	864,049
49,703	Royal Mail PLC	325,624
17,499	Safran SA	1,202,236
61,513	Sandvik AB	536,209
2,396	Schindler Holding AG(a)	400,848
1,139	Schindler Holding AG	192,080
31,008	Schneider Electric SE(a)	1,761,386
49,000	Sembcorp Industries Ltd	105,030
38,000	Sembcorp Marine Ltd(b)	46,757
35,000	Shimizu Corp Class A	285,398
44,365	Siemens AG	4,292,154
118	Sika AG	426,428
94,100	Singapore Technologies Engineering Ltd	198,917
20,352	Skanska AB Class B	394,699
21,764	SKF AB Class B	351,517
3,000	SMC Corp	779,202
21,701	Smiths Group PLC(a)	299,943
1,282	Sulzer AG	120,500
28,000	Sumitomo Heavy Industries Ltd	125,520
56,203	Sydney Airport	258,664
67,000	Taiheiyo Cement Corp	195,661
56,000	Taisei Corp(c)	368,870
80,500	Techtronic Industries Co Ltd	325,884
27,430	Tenaris SA	324,810
5,679	Thales SA	425,074
7,700	THK Co Ltd(c)	142,712
25,736	TNT Express NV	217,698
61,000	Tobu Railway Co Ltd(c)	300,878
62,000	Tokyu Corp	489,949
219,000	Toshiba Corp(c)	450,094
8,500	TOTO Ltd	298,622
8,900	Toyo Seikan Group Holdings Ltd(b)(c)	165,087
26,672	Vinci SA	1,709,544
8,649	Wartsila OYJ Abp(a)	394,897
11,579	Weir Group PLC	169,912
9,500	West Japan Railway Co	656,669
20,200	Yamato Holdings Co Ltd(a)	428,000
88,000	Yangzijiang Shipbuilding Holdings Ltd	67,987
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Industrial — (continued)
11,700	Yaskawa Electric Corp	$ 159,198
14,300	Yokogawa Electric Corp	171,971
9,978	Zardoya Otis SA	116,698
11,124	Zodiac Aerospace	264,867
		79,803,266
Technology — 2.74%
24,863	Amadeus IT Holding SA Class A(a)	1,095,834
78,613	ARM Holdings PLC	1,197,075
11,400	ASM Pacific Technology Ltd	89,006
19,348	ASML Holding NV	1,719,108
4,741	Atos SE	398,021
59,600	Canon Inc(e)	1,802,902
8,891	Cap Gemini SA	824,961
3,413	Check Point Software Technologies Ltd(c)	277,750
28,883	Computershare Ltd(a)	243,037
7,344	Dassault Systemes(a)	587,015
102,000	Fujitsu Ltd	509,094
4,396	Gemalto NV(b)	263,770
18,900	GungHo Online Entertainment Inc(c)	51,344
62,491	Infineon Technologies AG(a)	911,043
3,197	Ingenico Group	403,531
2,000	Itochu Techno-Solutions Corp	39,849
4,700	Konami Corp(b)	111,881
7,300	Nexon Co Ltd	118,755
6,930	Nomura Research Institute Ltd(a)	266,138
6,800	NTT Data Corp	328,754
7,581	NXP Semiconductors NV(c)	638,699
3,300	Obic Co Ltd(a)	174,684
1,800	Oracle Corp Japan	83,808
2,800	Otsuka Corp	137,547
39,000	Ricoh Co Ltd(b)	401,575
5,200	Rohm Co Ltd	263,385
58,918	Sage Group PLC	523,060
54,991	SAP SE(a)	4,363,734
15,600	Seiko Epson Corp	240,227
37,847	STMicroelectronics NV(b)	253,378
6,600	TDK Corp	422,690
9,900	Tokyo Electron Ltd	599,790
		19,341,445
Utilities — 3.57%
36,117	AGL Energy Ltd	472,595
114,571	AusNet Services	123,341
276,058	Centrica PLC	886,014
35,100	Chubu Electric Power Co Inc	480,650
16,600	Chugoku Electric Power Co Inc(c)	219,176
108,000	CLP Holdings Ltd	915,409
43,089	Contact Energy Ltd	139,464
116,796	Duet Group	193,432
111,541	E.ON SE	1,071,023
134,046	EDP - Energias de Portugal SA	483,016
Shares		Fair Value
Utilities — (continued)
7,900	Electric Power Development Co Ltd	$ 281,372
12,985	Electricite de France SA	191,237
11,854	Enagas SA	334,379
17,331	Endesa SA	348,175
90,795	Enel Green Power SpA	184,548
393,830	Enel SpA(c)	1,651,458
23,598	Fortum OYJ(c)	355,540
19,204	Gas Natural SDG SA	391,615
81,518	GDF Suez(a)(c)	1,443,954
133,500	HK Electric Investments & HK Electric Investments Ltd(d)	111,861
10,700	Hokuriku Electric Power Co(c)	158,129
396,543	Hong Kong & China Gas Co Ltd	776,051
301,840	Iberdrola SA	2,139,749
37,900	Kansai Electric Power Co Inc(c)	454,413
23,600	Kyushu Electric Power Co Inc(c)	257,219
77,682	Meridian Energy Ltd	126,682
30,200	Mighty River Power Ltd	57,303
209,213	National Grid PLC	2,885,088
98,524	Origin Energy Ltd	333,279
101,000	Osaka Gas Co Ltd	364,806
79,500	Power Assets Holdings Ltd	728,820
5,915	Red Electrica Corp SA	494,081
25,820	RWE AG	325,524
13,100	Severn Trent PLC	418,573
9,400	Shikoku Electric Power Co Inc	146,840
120,644	Snam SpA	629,637
55,388	SSE PLC	1,242,862
17,426	Suez Environnement Co	325,926
87,501	Terna Rete Elettrica Nazionale SpA	450,010
20,000	Toho Gas Co Ltd	129,165
24,700	Tohoku Electric Power Co Inc	308,783
78,800	Tokyo Electric Power Co Inc(c)	453,751
133,000	Tokyo Gas Co Ltd	624,939
39,331	United Utilities Group PLC	541,274
24,528	Veolia Environnement SA	581,949
		25,233,112
TOTAL COMMON STOCK — 96.71% (Cost $669,753,637)		$683,488,102
PREFERRED STOCK
Consumer, Cyclical — 0.25%
3,310	Bayerische Motoren Werke AG	276,934
10,265	Volkswagen AG	1,482,062
		1,758,996
Consumer, Non-Cyclical — 0.16%
9,893	Henkel AG & Co KGaA(a)	1,104,084
TOTAL PREFERRED STOCK — 0.41% (Cost $3,132,898)		$ 2,863,080
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
RIGHTS
Energy — 0.00%(f)
60,808	Repsol SA(c)	$ 30,332
TOTAL RIGHTS — 0.00%(f) (Cost $54,557)		$ 30,332
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.71%
	Federal Home Loan Bank
$13,125,000	0.03%, 01/04/2016	13,124,967
6,000,000	0.12%, 01/14/2016	5,999,740
		19,124,707
U.S. Treasury Bonds and Notes — 0.11%
820,000	U.S. Treasury Bills(g) 0.10%, 03/17/2016	819,834
Repurchase Agreements — 0.69%
1,151,951	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $1,151,951 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(h)	1,151,951
1,151,951	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $1,151,951 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(h)	1,151,951
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 242,475	Undivided interest of 1.85% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $242,475 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(h)
		$ 242,475
1,151,951	Undivided interest of 1.96% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $1,151,951 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(h)	1,151,951
1,151,951	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $1,151,951 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(h)	1,151,951
		4,850,279
SHORT TERM INVESTMENTS — 3.51% (Cost $24,794,820)		$ 24,794,820
TOTAL INVESTMENTS — 100.63% (Cost $697,735,912)		$711,176,334
OTHER ASSETS & LIABILITIES, NET — (0.63)%		$ (4,437,708)
TOTAL NET ASSETS — 100.00%		$706,738,626
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2015
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at December 31, 2015.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2015, the aggregate cost and fair value of 144A securities was $1,336,842 and $1,433,904, respectively, representing 0.20% of net assets.
(e)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(f)	Represents less than 0.005% of net assets.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(h)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
MSCI Emerging Markets Index Long	241	USD	$20,463,310	March 2016	$202,894
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of December 31, 2015.
Country	Fair Value	Percentage of Fund Investments
Japan	$160,143,099	22.52%
United Kingdom	124,793,448	17.55
Switzerland	67,086,535	9.43
France	66,100,851	9.29
Germany	62,272,000	8.76
Australia	46,865,150	6.59
United States	25,580,376	3.60
Netherlands	23,237,338	3.27
Spain	21,467,954	3.02
Hong Kong	21,382,379	3.01
Sweden	19,560,579	2.75
Italy	14,803,428	2.08
Denmark	13,059,773	1.84
Belgium	9,869,980	1.39
Singapore	8,393,750	1.18
Finland	6,190,283	0.87
Ireland	6,142,997	0.86
Israel	5,217,259	0.73
Norway	3,796,315	0.53
Luxembourg	1,435,692	0.20
Austria	1,257,216	0.18
New Zealand	1,100,684	0.15
Portugal	1,028,280	0.14
South Africa	213,264	0.03
Mexico	109,717	0.02
China	67,987	0.01
Total	$711,176,334	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $4,610,407 of securities on loan)(a)	$706,326,055
Repurchase agreements, fair value(b)	4,850,279
Cash	198,433
Cash denominated in foreign currencies, fair value(c)	69,720
Subscriptions receivable	984,481
Receivable for investments sold	14,322
Dividends and interest receivable	1,793,697
Total Assets	714,236,987
LIABILITIES:
Payable to investment adviser	208,770
Payable for administrative services fees	43,799
Payable upon return of securities loaned	4,850,279
Redemptions payable	2,127,850
Variation margin on futures contracts	267,663
Total Liabilities	7,498,361
NET ASSETS	$706,738,626
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,807,392
Paid-in capital in excess of par	693,767,495
Net unrealized appreciation	13,642,544
Overdistributed net investment income	(1,033,729)
Accumulated net realized loss	(7,445,076)
NET ASSETS	$706,738,626
NET ASSETS BY CLASS
Initial Class	$153,246,805
Institutional Class	$553,491,821
CAPITAL STOCK:
Authorized
Initial Class	30,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	15,167,951
Institutional Class	62,905,968
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.10
Institutional Class	$8.80
(a) Cost of investments	$692,885,633
(b) Cost of repurchase agreements	$4,850,279
(c) Cost of cash denominated in foreign currencies	$70,172
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$2,827
Income from securities lending	211,687
Dividends	19,518,478
Foreign withholding tax	(2,164,898)
Total Income	17,568,094
EXPENSES:
Management fees	3,144,604
Administrative services fees – Initial Class	361,597
Total Expenses	3,506,201
NET INVESTMENT INCOME	14,061,893
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(738,301)
Net realized loss on futures contracts	(1,457,945)
Net realized loss on forward foreign currency contracts	(68,041)
Net Realized Loss	(2,264,287)
Net change in unrealized depreciation on investments and foreign currency translations	(19,596,800)
Net change in unrealized appreciation on futures contracts	426,072
Net change in unrealized appreciation on forward foreign currency contracts	85,248
Net Change in Unrealized Depreciation	(19,085,480)
Net Realized and Unrealized Loss	(21,349,767)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,287,874)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West International Index Fund	2015	2014
OPERATIONS:
Net investment income	$14,061,893	$10,905,278
Net realized gain (loss)	(2,264,287)	2,499,909
Net change in unrealized depreciation	(19,085,480)	(51,457,387)
Net Decrease in Net Assets Resulting from Operations	(7,287,874)	(38,052,200)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(25,868)	-
Institutional Class	(107,283)	N/A
From return of capital	(133,151)	0
From net investment income
Initial Class	(1,607,584)	(10,262,200)
Institutional Class	(7,475,456)	N/A
From net investment income	(9,083,040)	(10,262,200)
From net realized gains
Initial Class	(2,286,213)	965,601
Institutional Class	(8,344,042)	N/A
From net realized gains	(10,630,255)	(965,601)
Total Distributions	(19,846,446)	(11,227,801)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	186,932,515	289,727,277
Institutional Class	684,860,298	N/A
Shares issued in reinvestment of distributions
Initial Class	3,919,665	11,227,801
Institutional Class	15,926,781	N/A
Shares redeemed
Initial Class	(683,796,375)	153,385,696
Institutional Class	(80,527,206)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	127,315,678	147,569,382
Total Increase in Net Assets	100,181,358	98,289,381
NET ASSETS:
Beginning of year	606,557,268	508,267,887
End of year(a)	$706,738,626	$606,557,268
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	17,216,716	25,746,065
Institutional Class	69,778,704	N/A
Shares issued in reinvestment of distributions
Initial Class	385,935	1,053,669
Institutional Class	1,795,091	N/A
Shares redeemed
Initial Class	(60,304,693)	13,578,987
Institutional Class	(8,667,827)	N/A
Net Increase	20,203,926	13,220,747
(a)Including overdistributed net investment income:	$(1,033,729)	$(4,074,233)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$10.48	0.24 (b)	(0.35)	(0.11)	(0.00) (c)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21 (b)	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
12/31/2013	$ 9.63	0.22 (b)	1.81	2.03	-	(0.25)	(0.03)	(0.28)	$11.38	21.13%
12/31/2012	$ 8.33	0.22 (b)	1.27	1.49	-	(0.19)	-	(0.19)	$ 9.63	17.92%
12/31/2011 (d)	$10.00	0.19	(1.67)	(1.48)	(0.00) (c)	(0.19)	-	(0.19)	$ 8.33	(14.77%) (c)
Institutional Class
12/31/2015 (f)	$10.00	0.12 (b)	(1.06)	(0.94)	(0.00) (c)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2015	$153,247	0.70%	0.70%	N/A	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	N/A	1.87%	10%
12/31/2013	$508,268	0.70%	0.70%	2.04%	2.04%	6%
12/31/2012	$327,571	0.70%	0.70%	2.49%	2.49%	7%
12/31/2011 (d)	$156,576	0.70% (h)	0.70% (h)	2.50% (h)	2.50% (h)	4% (e)
Institutional Class
12/31/2015 (f)	$553,492	0.35% (h)	0.35% (h)	N/A	1.95% (h)	5%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Initial Class inception date was January 13, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 10,993,201	$ 672,494,901	$ —	$ 683,488,102
Preferred Stock	—	2,863,080	—	2,863,080
Rights	30,332	—	—	30,332
Short Term Investments	—	24,794,820	—	24,794,820
Total investments, at fair value:	11,023,533	700,152,801	0	711,176,334
Other Financial Investments:
Futures Contracts(a)	202,894	—	—	202,894
Total Assets	$ 11,226,427	$ 700,152,801	$ 0	$ 711,379,228
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of December 31, 2015, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$1,046,378	$ 609,124
Consumer, Cyclical	$ 885,712	—
Consumer, Non-cyclical	$ 636,492	$4,419,499
Energy	$ 216,086	—
Financial	$5,293,591	$2,926,305
Industrial	$ 192,080	—
Utilities	$ 472,595	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Annual Report - December 31, 2015

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$14,011,540	$10,262,200
Long-term capital gain	5,701,755	965,601
Return of capital	133,151	-
	$19,846,446	$11,227,801
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(133,206)	$(1,805,198)	$1,938,404
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Net unrealized depreciation on foreign currency	(772)
Capital loss carryforwards	—
Post-October losses	(2,225,494)
Net unrealized appreciation	7,390,005
Tax composition of capital	$5,163,739

Annual Report - December 31, 2015

The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(2,225,494)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$703,786,329
Gross unrealized appreciation on investments	95,491,403
Gross unrealized depreciation on investments	(88,101,398)
Net unrealized appreciation on investments	$7,390,005
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2015

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 129 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The unrealized appreciation or depreciation is reported on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. At December 31, 2015, there were no forward contracts held.
Valuation of derivative investments as of December 31, 2015 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$202,894 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,457,945)	Net change in unrealized appreciation on futures contracts	$426,072
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (68,041)	Net change in unrealized appreciation on forward foreign currency contracts	$ 85,248
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2015

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $147,233,650 and $32,185,493, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $4,610,407 and received collateral as reported on the Statement of Assets and Liabilities of $4,850,279 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West International Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West International Index Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $1,563,607 and has derived gross income from sources within foreign countries amounting to $13,843,648.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016